Employee benefits - Pension and other post-employment benefits	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Employee benefits - Pension and other post-employment benefits

Note 8 Employee benefits – Pension and other post-employment benefits
We offer a number of defined benefit and defined contribution plans which provide pension and post-employment benefits to eligible employees. The following tables present the composition of our pension and other post-employment benefit expense and the effects of remeasurements recorded in OCI:
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2025	April 30 2024	April 30 2025	April 30 2024
Current service costs	$52	$47	$8	$8
Past service costs	49	–	–	–
Net interest expense (income)	(41)	(37)	20	20
Remeasurements of other long-term benefits	–	–	3	(1)
Administrative expense	5	4	–	–
Defined benefit pension expense	65	14	31	27
Defined contribution pension expense	131	98	–	–
	$196	$112	$31	$27

	For the six months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2025	April 30 2024	April 30 2025	April 30 2024
Current service costs	$104	$93	$16	$16
Past service costs	49	–	–	–
Net interest expense (income)	(81)	(75)	39	40
Remeasurements of other long-term benefits	–	–	5	9
Administrative expense	11	8	–	–
Defined benefit pension expense	83	26	60	65
Defined contribution pension expense	288	204	–	–
	$371	$230	$60	$65
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
(Millions of Canadian dollars)	Defined benefit pension plans		Other post-employment benefit plans
	April 30 2025	April 30 2024	April 30 2025	April 30 2024
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(526)	$(548)	$(48)	$(50)
Experience adjustments	(1)	–	(2)	(1)
Return on plan assets (excluding interest based on discount rate)	561	465	–	–
	$34	$(83)	$(50)	$(51)

(Millions of Canadian dollars)	For the six months ended
	Defined benefit pension plans		Other post-employment benefit plans
	April 30 2025	April 30 2024	April 30 2025	April 30 2024
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(183)	$723	$(14)	$70
Experience adjustments	(1)	–	(2)	–
Return on plan assets (excluding interest based on discount rate)	132	(1,004)	–	–
	$(52)	$(281)	$(16)	$70

(1)
Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.

(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.